Related Party Debt (Tables) (Gaiam Incorporated)	9 Months Ended
Sep. 30, 2013
Gaiam Incorporated
Transactions Initiated by Gaiam, Relative to Company Class A Shares

The table below details transactions, based on Forms 4 filed by Gaiam with the Securities and Exchange Commission, during the nine months ended September 30, 2013, initiated by Gaiam relative to the Company’s Class A shares:

Transaction Date	Transaction	Number of Shares
May 28, 2013	Sold	5,994,500
September 13, 2013	Sold	1,000,000